INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 261	[1]	$ 13
Acquisitions through business combinations				257
Amortization	[2]	(20)		(9)
Ending balance	[1]	$ 241		$ 261

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).
[2]	Included in Other within the Consolidated Statements of Income